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[GALAXY VIP FUND LOGO]

[PHOTO]

GALAXY VARIABLE ANNUITY REPORT

ANNUAL
REPORT

FOR THE YEAR ENDED
DECEMBER 31, 1995

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE GALAXY VIP FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON MARCH 7, 1996; FORM TYPE N-30D; FILE # 811-06726. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE ADVISORS SELECT ANNUITY, THE ADVISORS CHOICE ANNUITY NOR THE ADVISORS DESIGN ANNUITY.]

                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                               VARIABLE ACCOUNT E
                              FINANCIAL STATEMENTS
                    FOR THE PERIODS ENDED DECEMBER 31, 1995

                                       31
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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INDEPENDENT AUDITORS' REPORT
---------------------------------------------

To the Contractowners of
      American Skandia Life Assurance Corporation
      Variable Account E and the
      Board of Directors of
      American Skandia Life Assurance Corporation
      Shelton, Connecticut

We have audited the accompanying statement of assets and liabilities of American Skandia Life Assurance Corporation Variable Account E as of December 31, 1995, and the related statements of operations and of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 with the managers of the mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of American Skandia Life Assurance Corporation Variable Account E as of December 31, 1995, the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 20, 1996

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investment in mutual funds at market value (Note 2):
           Galaxy VIP Funds (GAL):
                     Money Market - shares 14,937,239 (cost $14,937,239)...............  $14,937,239
                     Equity - shares 2,192,968 (cost $23,017,027)......................   28,486,658
                     High Quality Bond - shares 963,892 (cost $9,560,343)..............    9,995,560
                     Asset Allocation - shares 1,205,058 (cost $12,712,672)............   14,918,618
                                                                                         -----------
                                Total Invested Assets..................................   68,338,075
                                                                                         -----------
Receivable from Galaxy VIP Fund........................................................       12,345
                                                                                         -----------
                                Total Assets...........................................  $68,350,420
                                                                                         -----------
LIABILITIES:
Payable to American Skandia Life.......................................................  $    12,345
                                                                                         -----------
                                Total Liabilities......................................  $    12,345
                                                                                         -----------

NET ASSETS:

               Galaxy Contractowners' Equity                     Units       Unit Value
-----------------------------------------------------------    ----------    ----------
           GAL - Money Market..............................     1,350,072      $11.06       $14,937,239
           GAL - Equity....................................     2,119,810       13.44        28,486,658
           GAL - High Quality Bond.........................       830,395       12.04         9,995,560
           GAL - Asset Allocation..........................     1,136,906       13.12        14,918,618
                                                                                            -----------
                                Total Net Assets...........                                 $68,338,075
                                                                                            ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                             SUB-ACCOUNTS INVESTING IN:
                                                     ---------------------------------------------------------------------------
                                                                     GAL - MONEY        GAL          GAL - HIGH      GAL - ASSET
                                                        TOTAL          MARKET          EQUITY       QUALITY BOND     ALLOCATION
                                                     -----------     -----------     ----------     ------------     -----------
INVESTMENT INCOME:
    Income
        Dividends..................................  $ 1,941,170     $  723,049      $  376,203      $  531,935      $  309,983
    Expenses
        Mortality and Expense Risks Charges and
          Administrative Fees (Note 4).............     (345,290)       (80,301)       (139,613)        (51,591)        (73,785)
                                                       ---------      ---------       ---------       ---------       ---------
NET INVESTMENT INCOME..............................    1,595,880        642,748         236,590         480,344         236,198
                                                       ---------      ---------       ---------       ---------       ---------
REALIZED GAIN (LOSS) ON INVESTMENTS:
    Proceeds from Sales............................   10,990,739      5,955,417       1,662,069       1,425,102       1,948,151
    Cost of Securities Sold........................   10,693,831      5,955,417       1,399,112       1,483,996       1,855,306
                                                       ---------      ---------       ---------       ---------       ---------
NET REALIZED GAIN (LOSS)...........................      296,908              0         262,957         (58,894)         92,845
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Beginning of Year..............................     (902,660)             0         490,672        (908,576)       (484,756)
    End of Period..................................    8,110,794              0       5,469,631         435,217       2,205,946
                                                       ---------      ---------       ---------       ---------       ---------
NET UNREALIZED GAIN................................    9,013,454              0       4,978,959       1,343,793       2,690,702
                                                       ---------      ---------       ---------       ---------       ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........................  $10,906,242     $  642,748      $5,478,506      $1,765,243      $3,019,745
                                                       =========      =========       =========       =========       =========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SUB-ACCOUNTS INVESTING IN:
                                                         ------------------------------------------------------------------------
                                                                                                        GAL - MONEY MARKET
                                                                       TOTAL                     --------------------------------
                                                         ---------------------------------        YEAR ENDED
                                                          YEAR ENDED          YEAR ENDED           DEC. 31,          YEAR ENDED
                                                         DEC. 31, 1995       DEC. 31, 1994           1995           DEC. 31, 1994
                                                         -------------       -------------       ------------       -------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net Investment Income..............................   $ 1,595,880        $  1,447,657        $   642,748         $   410,100
    Net Realized Gain (Loss)...........................       296,908            (261,712)                 0                   0
    Net Unrealized Gain (Loss) on Investments..........     9,013,454          (1,294,897)                 0                   0
                                                           ----------          ----------         ----------          ----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations........................    10,906,242            (108,952)           642,748             410,100
                                                           ----------          ----------         ----------          ----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits.................    16,081,747          18,419,920          8,504,285          13,131,303
    Net Transfers between Sub-accounts.................             0                   0         (2,037,994)         (6,751,680)
    Surrenders.........................................    (9,897,843)        (12,445,462)        (5,447,752)         (4,377,375)
                                                           ----------          ----------         ----------          ----------
    Net Increase (Decrease) in Net Assets
      Resulting from Capital Share Transactions........     6,183,904           5,974,458          1,018,539           2,002,248
                                                           ----------          ----------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................    17,090,146           5,865,506          1,661,287           2,412,348
NET ASSETS:
    Beginning of Year..................................    51,247,929          45,382,423         13,275,952          10,863,604
                                                           ----------          ----------         ----------          ----------
    End of Period......................................   $68,338,075        $ 51,247,929        $14,937,239         $13,275,952
                                                           ==========          ==========         ==========          ==========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       SUB-ACCOUNTS INVESTING IN:
    --------------------------------------------------------------------------------------------------------------------------------
                GAL - EQUITY                            GAL - HIGH QUALITY BOND                        GAL - ASSET ALLOCATION
    ------------------------------------          ------------------------------------          ------------------------------------
     YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED
    DEC. 31, 1995          DEC. 31, 1994          DEC. 31, 1995          DEC. 31, 1994          DEC. 31, 1995          DEC. 31, 1994
    -------------          -------------          -------------          -------------          -------------          -------------
     $   236,590            $   252,033            $   480,344            $   493,689            $   236,198            $   291,835
         262,957                 32,461                (58,894)              (259,421)                92,845                (34,752)
       4,978,959                190,762              1,343,793               (895,240)             2,690,702               (590,419)
      ----------             ----------              ---------             ----------             ----------             ----------
       5,478,506                475,256              1,765,243               (660,972)             3,019,745               (333,336)
      ----------             ----------              ---------             ----------             ----------             ----------
       4,018,927              2,849,176              1,167,745                757,438              2,390,790              1,682,003
         869,636              4,648,563                521,490                596,054                646,868              1,507,063
      (1,266,149)            (1,499,452)            (1,471,364)            (2,484,901)            (1,712,578)            (4,083,734)
      ----------             ----------              ---------             ----------             ----------             ----------
       3,622,414              5,998,287                217,871             (1,131,409)             1,325,080               (894,668)
      ----------             ----------              ---------             ----------             ----------             ----------
       9,100,920              6,473,543              1,983,114             (1,792,381)             4,344,825             (1,228,004)
      19,385,738             12,912,195              8,012,446              9,804,827             10,573,793             11,801,797
      ----------             ----------              ---------             ----------             ----------             ----------
     $28,486,658            $19,385,738            $ 9,995,560            $ 8,012,446            $14,918,618            $10,573,793
      ==========             ==========              =========             ==========             ==========             ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Skandia Life Assurance Corporation Variable Account E (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The account commenced operations January 8, 1993.

As of December 31, 1995 the Account consisted of four sub-accounts, each of which invests only in a single corresponding portfolio of The Galaxy VIP Fund (the "Fund"). The investment advisor is paid a fee by the above mentioned Fund.

2. VALUATION OF INVESTMENTS

The market value of the investments in the sub-accounts is based on the net asset values of the Fund Shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3. INCOME TAXES

American Skandia does not expect to incur any Federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for Federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes change.

4. CONTRACT CHARGES

The following contract charges are paid to American Skandia:

                                                            Mortality and
                                                            Expense Risk
                                                            Charges -- Charged
                                                            daily against the
                                                            Account at an annual
                                                            rate of .40% of the
                                                            net assets.

                                                            Administration
                                                            Fee -- Charged daily
                                                            against the Account
                                                            at an annual rate of
                                                            .15% of the net
                                                            assets. A
                                                            Maintenance fee
                                                            equaling the smaller
                                                            of $30 or 2% of
                                                            contract value is
                                                            deducted at the end
                                                            of each contract
                                                            year and upon
                                                            surrender if
                                                            contract value at
                                                            the valuation period
                                                            such fee is payable
                                                            is less than
                                                            $50,000.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (CON'T)
--------------------------------------------------------------------------------

5. CHANGES IN THE UNITS OUTSTANDING

                                                                  -----------------------------------------------------------
                                                                                  SUB-ACCOUNTS INVESTING IN:
                                                                  -----------------------------------------------------------
                                                                    GAL - MONEY MARKET                     GAL - EQUITY
                                                              -------------------------------     -------------------------------
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                              DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
                                                              -------------     -------------     -------------     -------------
Units Outstanding Beginning of the Year...................      1,257,546         1,063,152         1,818,564         1,246,452
Units Purchased...........................................        786,775         1,273,081           332,502           273,424
Units Transferred Between Sub-accounts....................       (189,169)         (654,346)           73,483           443,530
Units Surrendered.........................................       (505,080)         (424,341)         (104,739)         (144,842)
                                                                 --------          --------          --------          --------
Units Outstanding End of the Year.........................      1,350,072         1,257,546         2,119,810         1,818,564
                                                                 ========          ========          ========          ========

                                                                  GAL - HIGH QUALITY BOND             GAL - ASSET ALLOCATION
                                                              -------------------------------     -------------------------------
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                              DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
                                                              -------------     -------------     -------------     -------------
Units Outstanding Beginning of the Year...................        811,254           929,546         1,037,131         1,126,518
Units Purchased...........................................        105,311            74,133           202,360           162,294
Units Transferred Between Sub-accounts....................         47,507            55,715            54,610           145,989
Units Surrendered.........................................       (133,677)         (248,139)         (157,195)         (397,670)
                                                                 --------          --------          --------          --------
Units Outstanding End of the Year.........................        830,395           811,254         1,136,906         1,037,131
                                                                 ========          ========          ========          ========

--------------------------------------------------------------------------------

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